UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2026 to July 31, 2026.

Commission File Number of issuing entity:	333-265964

Central Index Key Number of issuing entity:	0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor:	333-265964-01

Central Index Key Number of depositor:	0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Lori Niemeyer, (402) 341-0500

(Name and telephone number, including area code, of the
person to contact in connection with this filing)

                                  Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

                              N/A
(I.R.S. Employer Identification No.)

1601 Dodge Street
Stop Code 3201
Omaha, Nebraska	68197-3201
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class

Series 2023-2 Class A	[ ]	[ ]	[ X ]
Series 2024-1 Class A	[ ]	[ ]	[ X ]
Series 2025-1 Class A	[ ]	[ ]	[ X ]
Series 2026-1 Class A	[ ]	[ ]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes X  No ___

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibit 99.1, Exhibit 99.2, Exhibit 99.3 and Exhibit 99.4 with respect to the Series 2023-2 Notes, the Series 2024-1 Notes, the Series 2025-1 Notes and the Series 2026-1 Notes, respectively.

Account Delinquency Experience Trust Portfolio

	Month Ended July 31, 2026		Month Ended June 30, 2026		Month Ended May 31, 2026		Month Ended April 30, 2026
		Percentage of		Percentage of		Percentage of		Percentage of
		Total Active		Total Active		Total Active		Total Active
	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding
Total Active Accounts *	837,194	100.00%	848,361	100.00%	852,577	100.00%	854,858	100.00%
Accounts Delinquent
30 to 59 days	1,945	0.23%	1,932	0.23%	2,112	0.25%	1,916	0.22%
60 to 89 days	1,353	0.16%	1,422	0.17%	1,358	0.16%	1,487	0.17%
90 to 119 days	1,185	0.14%	1,093	0.13%	1,262	0.15%	1,293	0.15%
120 to 149 days	954	0.11%	1,069	0.13%	1,111	0.13%	1,115	0.13%
150 or More Days	965	0.12%	1,042	0.12%	1,006	0.12%	1,063	0.12%
Total	6,402	0.76%	6,558	0.77%	6,849	0.80%	6,874	0.80%

* Active Accounts represent those accounts with a non zero balance

Net Charge-Off Experience
Trust Portfolio

	Month Ended	Month Ended	Month Ended	Month Ended
	July 31, 2026	June 30, 2026	May 31, 2026	April 30, 2026
Average Receivables Outstanding	$2,603,762,432	$2,615,143,786	$2,609,092,628	$2,607,433,636
Total Gross Charge-Offs	$9,006,870	$9,386,804	$8,974,702	$9,058,518

Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	4.15%	4.31%	4.13%	4.17%

Recoveries	$2,408,216	$2,230,130	$4,035,012	$1,831,930

Net Charge-Offs	$6,598,654	$7,156,674	$4,939,690	$7,226,588

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.04%	3.28%	2.27%	3.33%
Accounts Experiencing a Loss	2,674	3,186	2,539	2,788
Accounts Experiencing a Recovery	4,240	4,192	4,020	4,045
Average Net Loss of Accounts with a Loss	$2,468	$2,246	$1,946	$2,592

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from July 1, 2026 to July 31, 2026.

The depositor filed its most recent Form ABS-15G on January 15, 2026. The CIK number of the depositor is 0001171040.

PART II —OTHER INFORMATION

Item 7.	Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the table below:

Seller's Interest
First National Master Note Trust

Month Ended
July 31, 2026
Aggregate principal receivables	$2,584,024,995
Outstanding principal balance of all Series of Notes Outstanding	$(2,307,698,000)
Aggregate amount on deposit in the Excess Funding Account	$-
Seller's interest	$276,326,995

Aggregate unpaid principal balance of all Series of Notes
Outstanding not held by FNBO	$1,800,000,000

Aggregate amount on deposit in the Principal Accumulation
accounts for all Series of Notes not held by FNBO	$-

Adjusted Outstanding Investor ABS Interests	$1,800,000,000

Seller's Interest as a percentage of the Adjusted
Outstanding Investor ABS Interests	15.35%

Minimum Seller's Interest as a % of Adjusted Outstanding Investor
ABS Interests as required by Regulation RR	5%

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2023-2 Noteholders

99.2	Monthly Report to Series 2024-1 Noteholders

99.3	Monthly Report to Series 2025-1 Noteholders

99.4	Monthly Report to Series 2026-1 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 10, 2026

By:	First National Funding Corporation, Managing Member

By:	/s/ Lori Niemeyer
Lori Niemeyer
Senior Vice President